Risk Management	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Risk Management
Note 4: Risk Management
We have an enterprise-wide approach to the identification, measurement, monitoring and control of risks faced across our organization. The key risks related to our financial instruments are classified as credit and counterparty, market, and liquidity and funding risk. Our risk management policies and processes have not changed significantly from those outlined in the Enterprise-Wide Risk Management sections on pages 68 to 106 of the bank’s Annual Report for the year ended October 31, 2019. However, the
COVID-19
pandemic has resulted in an increase in certain risks outlined in the Risk Management section of our interim Management’s Discussion and Analysis. We have provided an update on each of the key risks below.
Credit and Counterparty Risk
Credit and counterparty risk is the potential for loss due to the failure of a borrower, endorser, guarantor or counterparty to repay a loan or honour another predetermined financial obligation. Credit risk arises predominantly with respect to loans, over-the-counter
and centrally cleared derivatives and other credit instruments. This is the most significant measurable risk that we face. Updated information on credit risk related to loans is included in Note 3.
Market Risk
Market risk is the potential for adverse changes in the value of our assets and liabilities resulting from changes in market variables such as interest rates, foreign exchange rates, equity prices, dividend policies and commodity prices and their implied volatilities, and credit spreads, and includes the risk of credit migration and default in our trading book. We incur market risk in our trading and underwriting activities and in the management of structural market risk in our banking and insurance activities. Updated market risk measures are included on page 36 of our interim Management’s Discussion and Analysis.
Liquidity and Funding Risk
Liquidity and funding risk is the potential for loss if we are unable to meet our financial commitments in a timely manner at reasonable prices as they become due. It is our policy to ensure that sufficient liquid assets and funding capacity are available to meet financial commitments, including liabilities to depositors and suppliers, and lending, investment and pledging commitments, even in times of stress. Managing liquidity and funding risk is essential to maintaining a safe and sound enterprise, depositor confidence and earnings stability. Updated contractual maturities of assets, liabilities and off-balance
sheet commitments, a tool used to manage liquidity and funding risk, are included on pages 43 and 44 of our interim Management’s Discussion and Analysis.